Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue
Other revenue	$ 28,028	$ 16,970	$ 9,233
Total revenue	486,011	675,256	447,616
Other income	220	435	363
Service cost
Procurement cost of hotel and packages services	160,824	169,347	173,919
Other cost of providing services	12,588	6,530
Personnel expenses	113,567	114,157	73,736
Marketing and sales promotion expenses	192,080	451,818	224,424
Other operating expenses	133,295	120,566	81,585
Depreciation, amortization and impairment	26,817	32,712	29,702
Result from operating activities	(152,940)	(219,439)	(135,387)
Finance income	6,459	5,189	45,268
Finance costs	11,329	3,901	18,289
Net finance income (costs)	(4,870)	1,288	26,979
Impairment in respect of an equity-accounted investee	(9,926)
Share of loss of equity-accounted investees	(887)	(1,998)	(1,702)
Loss before tax	(168,623)	(220,149)	(110,110)
Income tax benefit (expense)	740	(91)	(193)
Loss for the year	(167,883)	(220,240)	(110,303)
Items that will never be reclassified subsequently to profit or loss:
Remeasurement of defined benefit (asset) liability	(585)	(422)	(266)
Equity instruments at FVOCI - net change in fair value	(508)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(1,093)	(422)	(266)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences on foreign operations	(72,919)	(1,915)	48,618
Net change in fair value of available-for-sale financial assets		2,280	(809)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(72,919)	365	47,809
Other comprehensive income (loss) for the year, net of tax	(74,012)	(57)	47,543
Total comprehensive loss for the year	(241,895)	(220,297)	(62,760)
Loss attributable to:
Owners of the Company	(167,759)	(218,412)	(110,168)
Non-controlling interests	(124)	(1,828)	(135)
Loss for the year	(167,883)	(220,240)	(110,303)
Total comprehensive loss attributable to:
Owners of the Company	(241,759)	(218,450)	(62,629)
Non-controlling interests	(136)	(1,847)	(131)
Total comprehensive loss for the year	$ (241,895)	$ (220,297)	$ (62,760)
Loss per share (in USD)
Basic	$ (1.61)	$ (2.18)	$ (2.09)
Diluted	$ (1.61)	$ (2.18)	$ (2.09)
Air Ticketing [Member]
Revenue
Revenue from operations	$ 166,714	$ 167,391	$ 118,514
Hotels and Packages [Member]
Revenue
Revenue from operations	237,524	439,963	314,254
Bus Ticketing [Member]
Revenue
Revenue from operations	$ 53,745	$ 50,932	$ 5,615